Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Mar. 06, 2024	Sep. 25, 2024	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Common stock shares	15,000,000	1,360,800	18,545,735	6,216,398	3,645,183
Common stock per value	$ 0.001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants exercise price	$ 1.50	$ 1.53
Proceeds from public offering	$ 21,000,000.0	$ 3,000,000.0
Agent fees and offering expenses		$ 560,000
Placement Agents Warrants [Member]
Warrants exercise price	$ 1.25	$ 1.91
Warrant issued	1,050,000	98,040
Prefunded Warrants [Member]
Purchase of shares	6,000,000	600,000
Common Warrants [Member]
Common stock per value	$ 1.00	$ 1.53
Purchase of shares	10,500,000	1,960,800